Other receivables and other payables - Other receivables (Details) - ZAR (R) R in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Other Receivables
Rates and taxes receivable	R 93	R 94		R 74
Pre-paid royalties	282	296		310
Section 45X credit receivable	5,858	0		0
Other	511	257		165
Total other receivables	6,744	647		549
Reconciliation of the non-current and current portion of the other receivables:
Other receivables	6,744	647		549
Current portion of other receivables	(4,816)	(156)	[1]	(26)
Non-current portion of other receivables	R 1,928	R 491	[1]	R 523

[1]	Amount for 31 December 2024 was revised (see note 16.2)